ABERDEEN FUNDS

Aberdeen International Equity Institutional Fund

Supplement to the Aberdeen Funds Statutory Prospectus and the Statement of Information dated March 1, 2010, as amended.

Effective July 12, 2010, all references to the Aberdeen International Equity Institutional Fund are hereby deleted.

THIS SUPPLEMENT IS DATED July 12, 2010

Please keep this supplement for future reference